Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Summary of Disaggregated Revenue
The following tables present disaggregated revenue from contracts with customers, and other revenue by major source for the three months ended March 31, 2026 and March 31, 2025:

Puget Energy and Puget Sound Energy
(Dollars in Thousands)	Three Months Ended March 31, 2026
Revenue from contracts with customers:	Electric	Natural Gas	Other	Total
Retail
Residential	$707,357	$373,797	$—	$1,081,154
Commercial	426,942	159,957	—	586,899
Industrial	46,046	10,280	—	56,326
Other	6,917	—	—	6,917
Wholesale	19,310	—	—	19,310
Transmission and transportation	14,564	11,973	—	26,537
Miscellaneous 1	74,158	44,192	118	118,468

Total revenue from contracts with customers	$1,295,294	$600,199	$118	$1,895,611

Total other revenue 2	(34,715)	(20,378)	—	(55,093)

Total PSE operating revenue	$1,260,579	$579,821	$118	$1,840,518
Puget LNG operating revenue	—	—	8,410	8,410
Intercompany eliminations	—	(671)	—	(671)

Total Puget Energy operating revenue	$1,260,579	$579,150	$8,528	$1,848,257

1	Miscellaneous electric and natural gas revenue includes $71.4 million and $46.9 million, respectively, of CCA credits passed back to customers.
2	Total other revenue includes revenues from derivatives and alternative revenue programs that are not considered revenues from contracts with customers.

Puget Energy and Puget Sound Energy
(Dollars in Thousands)	Three Months Ended March 31, 2025
Revenue from contracts with customers:	Electric	Natural Gas	Other	Total
Retail
Residential	$583,762	$373,364	$—	$957,126
Commercial	341,308	159,481	—	500,789
Industrial	36,689	10,322	—	47,011
Other	6,242	—	—	6,242
Wholesale	71,993	—	—	71,993
Transmission and transportation	8,764	9,334	—	18,098
Miscellaneous 1	5,622	40,893	99	46,614

Total revenue from contracts with customers	$1,054,380	$593,394	$99	$1,647,873

Total other revenue 2	(27,432)	(27,421)	—	(54,853)

Total PSE operating revenue	$1,026,948	$565,973	$99	$1,593,020
Puget LNG operating revenue	—	—	10,029	10,029
Intercompany eliminations	—	(1,046)	—	(1,046)

Total Puget Energy operating revenue	$1,026,948	$564,927	$10,128	$1,602,003

1	Miscellaneous natural gas revenue includes $37.9 million of CCA credits passed back to customers.

2	Total other revenue includes revenues from derivatives and alternative revenue programs that are not considered revenues from contracts with customers.

The following tables present disaggregated revenue from contracts with customers, and other revenue by major source for the years ended December 31, 2025, December 31, 2024, and December 31, 2023:
Puget Energy and Puget Sound Energy

(Dollars in Thousands)	Year Ended December 31, 2025
	Electric	Natural Gas	Other	Total
Revenue from contracts with customers:
Retail
Residential	$1,944,566	$900,996	$—	$2,845,562
Commercial	1,339,883	422,050	—	1,761,933
Industrial	146,595	26,569	—	173,164
Other	19,317	—	—	19,317
Wholesale	349,197	—	—	349,197
Transmission and transportation	44,658	31,666	—	76,324
Miscellaneous 1	32,213	99,560	24,634	156,407

Total revenue from contracts with customers	$3,876,429	$1,480,841	$24,634	$5,381,904

Total other revenue 2	14,748	(18,484)	—	(3,736)

Total PSE operating revenue	$3,891,177	$1,462,357	$24,634	$5,378,168

Puget LNG operating revenue	$—	$—	$41,886	$41,886
Intercompany eliminations	—	(3,721)	—	(3,721)

Total Puget Energy operating revenue	$3,891,177	$1,458,636	$66,520	$5,416,333

1.	Miscellaneous natural gas revenue includes $96.4 million for the regulatory offset of CCA auction proceeds passed back to customers.
2.	Total other revenue includes revenues from derivatives and alternative revenue programs that are not considered revenues from contracts with customers.
Puget Energy and Puget Sound Energy

(Dollars in Thousands)	Year Ended December 31, 2024
	Electric	Natural Gas	Other	Total
Revenue from contracts with customers:
Retail
Residential	$1,677,599	$796,889	$—	$2,474,488
Commercial	1,159,596	367,988	—	1,527,584
Industrial	131,869	26,764	—	158,633
Other	23,601	—	—	23,601
Wholesale	286,364	—	—	286,364
Transmission and transportation	33,911	34,558	—	68,469

(Dollars in Thousands)	Year Ended December 31, 2024
	Electric	Natural Gas	Other	Total
Revenue from contracts with customers:
Miscellaneous 1	35,274	246,708	282	282,264

Total revenue from contracts with customers	$3,348,214	$1,472,907	$282	$4,821,403

Total other revenue 2	(15,519)	19,347	—	3,828

Total PSE operating revenue	$3,332,695	$1,492,254	$282	$4,825,231

Puget LNG operating revenue	$—	$—	$34,668	$34,668
Intercompany eliminations	—	(3,684)	—	(3,684)

Total Puget Energy operating revenue	$3,332,695	$1,488,570	$34,950	$4,856,215

1.	Miscellaneous natural gas revenue includes $253.0 million for the regulatory offset of CCA auction proceeds passed back to customers.
2.	Total other revenue includes revenues from derivatives and alternative revenue programs that are not considered revenues from contracts with customers.
Puget Energy and Puget Sound Energy

(Dollars in Thousands)	Year Ended December 31, 2023
	Electric	Natural Gas	Other	Total
Revenue from contracts with customers:
Retail
Residential	$1,514,149	$868,462	$—	$2,382,611
Commercial	1,071,385	390,333		1,461,718
Industrial	123,548	29,461	—	153,009
Other	21,199	—	—	21,199
Wholesale	498,251	—	—	498,251
Transmission and transportation	46,141	28,616	—	74,757
Miscellaneous 1	25,231	67,164	16,383	108,778

Total revenue from contracts with customers	$3,299,904	$1,384,036	$16,383	$4,700,323

Total other revenue 2	45,963	40,332	—	86,295

Total PSE operating revenue	$3,345,867	$1,424,368	$16,383	$4,786,618

Puget LNG operating revenue	$—	$—	$31,048	$31,048
Intercompany eliminations	—	(1,092)	—	(1,092)

Total Puget Energy operating revenue	$3,345,867	$1,423,276	$47,431	$4,816,574

1.	Miscellaneous natural gas revenue includes $98.4 million for the regulatory offset of CCA auction proceeds passed back to customers.
2.	Total other revenue includes revenues from derivatives and alternative revenue programs that are not considered revenues from contracts with customers.

Summary of Recognize Revenue
The Company expects to recognize revenue over the following time periods:

Puget Energy
(Dollars in Thousands)	2026	2027	2028	2029	2030	Thereafter	Total
Remaining performance obligations	$14,591	$19,454	$19,454	$19,454	$19,454	$63,227	$155,634
Based on management’s best estimate, the Company expects to recognize this revenue over the following time periods:

Puget Energy
(Dollars in Thousands)	2026	2027	2028	2029	2030	Thereafter	Total
Remaining Performance Obligations	$17,989	$19,454	$19,454	$19,454	$19,454	$63,227	$159,032